Composition of loans held-in-portfolio-covered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 2,542,662	$ 2,984,427
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	1,511,472	1,710,229
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	103,309	102,575
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	70,336	190,127
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	822,986	934,373
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 34,559	$ 47,123